Fair Value (Fair Value Measurement and Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Impaired Loans	$ 53,267,000	$ 38,108,000
Non-financial assets:
Other real estate owned	30,519,000	42,204,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Charges to allowance for probable loan losses in connection with other real estate owned	30,000	381,000	$ 696,000
Adjustment to fair value in connection with other real estate owned	710,000	2,351,000	$ 1,023,000
Impaired commercial collateral dependent loans	53,267,000	38,108,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	18,585,000	26,162,000
Impaired collateral dependent commercial loans with internal evaluation completed within last twelve months	$ 0	$ 6,836,000
Significant Unobservable Inputs (Level 3) | Bond meeting original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Minimum period of residential mortgage loan performance under original contract terms	24 months	24 months
Estimated future principal prepayment rate assumption, low end of range (as a percent)	7.00%	7.00%
Default rate assumptions (as a percent)	1.00%	1.00%
Loss severity rate assumptions, first year (as a percent)	25.00%	25.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%	13.00%
Significant Unobservable Inputs (Level 3) | Bond not meeting the original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	2.00%	2.00%
Default rate assumptions (as a percent)	4.50%	4.50%
Loss severity rate assumptions, first year (as a percent)	60.00%
Decrease in loss severity rates, following five years (as a percent)	5.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%
Measured on a non-recurring basis
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	$ 2,138,000	$ 19,699,000
Change in net provision, other real estate owned	710,000	2,351,000
Measured on a non-recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Impaired Loans	11,210,000	38,794,000
Non-financial assets:
Other real estate owned	2,000,000	9,445,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Impaired commercial collateral dependent loans	11,210,000	38,794,000
Measured on a non-recurring basis | Assets/liabilities measured at fair value
Assets:
Impaired Loans	11,210,000	38,794,000
Non-financial assets:
Other real estate owned	2,000,000	9,445,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Impaired commercial collateral dependent loans	$ 11,210,000	$ 38,794,000